Contract balances and Other liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2020		March 2019
Trade Receivables		9,631,400		10,003,960
Contract Assets – Unbilled Revenue		16,113		33,634
Contract liabilities – Deferred Income
Current contract liabilities	1,472,898		1,333,802
Non current contract liabilities	981,767		1,022,385
Total Contract liabilities – Deferred Income		2,454,664		2,356,187

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2020

Particulars	₹.
Balance as of April 1, 2019	33,634
Add: Revenue recognized during the year	43,502
Less: Invoiced during the year	(62,043)
Add: Translation gain or (loss)	1,020
Balance as at March 31, 2020	16,113

Disclosure of detailed information about movement in contract liabilities [text block]
The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2020

Particulars	₹.
Balance as of April 1, 2019	2,356,187
Less: Revenue recognized during the period	(15,178,603)
Add: Invoiced during the period but revenue not recognized	15,269,125
Add: Translation gain or (loss)	7,955
Balance as at March 31, 2020	2,454,664

Disclosure of detailed information about other non-current liabilities [text block]
	March 31, 2020	March 31, 2019
Deferred income and other liabilities	33,420	172,423
	33,420	172,423

Financial liabilities included in other liabilities	33,420	172,423